Loans - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Effective yield	4.00%	4.13%
Accrued interest	$ 7.6	$ 8.7